Supplemental Disclosure with Respect to Cash Flows - Additional Information (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Cash	$ 31,474,000	$ 20,045,000
Cash equivalents	$ 0	$ 13,832,000